Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Short term deposit	13,328	28,220
Current accounts	9,401	5,966
Total cash and cash equivalents	22,729	34,186